Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Schedule of remuneration of members of key management

in EUR k	2017	2018	2019
Short‑term employee benefits	1,843	2,354	3,313
Post‑employment pension and medical benefits	10	10	10
Share‑based payment transactions	530	2,893	3,395
Total compensation to key management	2,383	5,257	6,718